Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.      Basis of Presentation and General Information:
Star Bulk Carriers ("Star Bulk" or the "Company") is a public shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains executive offices in Athens, Greece.
Star Bulk shares started trading on the NASDAQ Global Select Market on December 3, 2007 under the ticker symbol SBLK. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its subsidiaries, which are hereinafter collectively referred to as the "Company," and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2013, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013.
The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the Company's Annual Report on Form 20-F for the year ended December 31, 2012.
Below is the list of the Company's subsidiaries, all wholly owned, as of June 30, 2013:
Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—
Star Bulk Manning LLC	—	—	—	—

	Vessels in operation at June 30, 2013
Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003

	Vessels disposed*
Star Alpha LLC	Star Alpha (ex A Duckling)	175,075	January 9, 2008	1992
Star Beta LLC	Star Beta (ex B Duckling)	174,691	December 28, 2007	1993
Star Ypsilon LLC	Star Ypsilon	150,940	September 18, 2008	1991
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991

*      For vessels disposed refer to Note 5.

Below is the list of the vessels which are under commercial and technical management by the Company's wholly owned subsidiary Starbulk S.A. as of June 30, 2013. For each vessel Starbulk S.A. receives a fixed management fee of $0.75 per day.

Vessel Owning Company	Vessel Name	DWT	Effective Date of Management Agreement	Year Built

Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

Maiden Voyage LLC *	Maiden Voyage	58,722	September 28, 2012	2012

OOCAPE1 Holdings LLC *	Obelix	181,433	October 19, 2012	2011

Adore Shipping Corp.	Renascentia	74,732	June 20, 2013	1999

*      The respective companies are Company's related parties, please refer to Note 3

Additionally Starbulk S.A. has been sub-contracted by a related party, Product Shipping & Trading S.A. (please refer to Note 3), to provide certain management services, including crewing, purchasing and arranging insurance to the vessels which are under the management of Product Shipping & Trading S.A. For each vessel Starbulk S.A. receives a fixed management fee of $0.13 per day. Below is the list of the respective vessels as of June 30, 2013.

Vessel	DWT	Effective Date of Management Agreement	Year Built

Elux Lucis	45,789	March 1, 2013	2003

Undine	47,999	March 15, 2013	2004

Axelotl	37,330	June 1, 2013	2004

Laima	37,330	June 1, 2013	2003

Elixir	46,874	June 19,2013	2004

Nothern Light	50,922	June 24, 2013	2006